                                UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                 FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                            INVESTMENT COMPANIES

Investment Company Act file number:                   811- 5336

Exact name of registrant as specified in charter:     Prudential Institutional
                                                      Liquidity Portfolio, Inc.

Address of principal executive offices:               Gateway Center 3
                                                      100 Mulberry Street
                                                      Newark, New Jersey 07102

Name and address of agent for service:                Jonathan D. Shain
                                                      Gateway Center 3
                                                      100 Mulberry Street
                                                      Newark, New Jersey 07102

Registrant's telephone number, including area code:   973-802-6469

Date of fiscal year end:                              March 31, 2004

Date of reporting period:                             September 30, 2003

Item 1 -- Reports to Stockholders

                         SEMIANNUAL REPORT
                         SEPTEMBER 30, 2003

PRUDENTIAL
INSTITUTIONAL LIQUIDITY PORTFOLIO, INC./
INSTITUTIONAL MONEY MARKET SERIES

                         FUND TYPE
                         Money market

                         OBJECTIVE
                         High current income consistent with the
                         preservation of principal and liquidity

                         This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

                         The views expressed in this report and
                         information about the Series' portfolio
                         holdings are for the period covered by this report and are subject to change thereafter.

Prudential Financial and the Rock logo are
registered service marks of The Prudential
Insurance Company of America, Newark, NJ,
and its affiliates.                                       (LOGO)

Prudential
Institutional Liquidity Portfolio, Inc.
  Institutional Money Market Series

Performance at a Glance

SERIES OBJECTIVE
The investment objective of the Prudential
Institutional Liquidity Portfolio, Inc.
(PILP)/Institutional Money Market Series (the
Series) is high current income consistent with the preservation of principal and liquidity.
There can be no assurance that the Series will meet its investment objective.

Institutional Money Fund Yield Comparison

                  (GRAPH)

Past performance is not indicative of future results. The graph portrays weekly 7-day current yields for PILP/Institutional Money
Market Series and the iMoneyNet, Inc. Prime
Institutional Universe Average every Tuesday from April 1, 2003 to September 30, 2003.

                www.prudential.com  (800) 521-7466

Semiannual Report  September 30, 2003

Series Facts                         As of 9/30/03

                                       7-Day        Net Asset     Weighted Avg.     Net Assets
                                   Current Yield   Value (NAV)   Maturity (WAM)     (Millions)
PILP Class A                           1.01%          $1.00          81 Days          $  367
PILP Class I*                          1.06%          $1.00          81 Days          $1,705
iMoneyNet, Inc. Prime
Institutional Universe Average**       0.72%           N/A           56 Days            N/A

Note: Yields will fluctuate from time to time, and past performance is not indicative of future results. An investment in PILP is not insured or guaranteed by the Federal Deposit
Insurance Corporation or any other government agency. Although PILP seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in PILP.

*Class I shares are not subject to distribution and service (12b-1) fees.

**The iMoneyNet, Inc. Prime Institutional
  Universe Average is based on the average yield and WAM of all funds in the iMoneyNet, Inc.
  Prime Institutional Universe category.
  iMoneyNet, Inc. reports a 7-day
  current yield and WAM on Tuesdays. This is the data of all funds in the iMoneyNet, Inc. Prime
  Institutional Universe category as of September 30, 2003.

Weighted Average Maturity Comparison

                   (GRAPH)

Past performance is not indicative of future
results. The graph portrays weekly WAMs for
PILP/Institutional Money Market Series and the
iMoneyNet, Inc. Prime Institutional Universe
Average every Tuesday  from April 1, 2003  to
September 30, 2003.
                                      1

(LOGO)                                        November 21, 2003

DEAR SHAREHOLDER,
Recent stories in the media have painted an unflattering portrait of the mutual fund industry. There has also been press coverage of Prudential, almost all of which has been focused on former brokers of Prudential
Securities.* As the manager of the Prudential
Institutional Liquidity Portfolio,
Inc./Institutional Money Market Series, we at
Prudential Investments share your concern over these investigations.

State and federal authorities have requested information regarding trading practices from many mutual fund companies from across the nation. Prudential Investments has been cooperating with those inquiries and, at the same time, participating in an internal review. This review includes activity by the investment professionals of Prudential-managed funds, as well as the policies, systems, and procedures of Prudential Financial's investment units and its proprietary distribution channels, including the former Prudential Securities.

MARKET TIMING
While market timing is not illegal, Prudential
Investments has actively discouraged disruptive market timing, and for years, our mutual fund prospectuses have identified and addressed this issue. Our mutual fund business has established operating policies and procedures that are designed to detect and deter frequent trading activities deemed disruptive to the management of Prudential-managed mutual fund portfolios, and we have rejected numerous orders placed by market timers in the past.

* Prudential Investments LLC, the manager of the Prudential Institutional Liquidity
Portfolio, Inc./Institutional Money Market
Series, and Prudential Investment Management
Services, the distributor of the Series, are part of the Investment Management segment of Prudential Financial, Inc. and are separate legal entities from Prudential Securities, a retail brokerage firm formerly owned by Prudential Financial. In February 2003,
Prudential Financial and Wachovia Corporation announced they were combining their retail brokerage forces. The transaction was completed in July 2003. Wachovia Corporation has a 62% interest in the new firm, which is now known as Wachovia Securities, and Prudential Financial owns the remaining 38%.

LATE TRADING
SEC rules require that orders to purchase or redeem fund shares be received either by the fund or by an intermediary (such as a broker, financial adviser, or 401(k) record keeper) before the time at which the fund calculates its net asset value (normally 4:00 p.m., Eastern time) if they are to receive that day's price. While we can't be absolutely certain that no intermediary has accepted a late trade, our contracts with intermediaries require that they adhere to our prohibition on late trading.

For more than 40 years Prudential has offered investors quality investment products, financial guidance, and responsive customer service. Today, as the manager of the Prudential Institutional Liquidity Portfolio,
Inc./Institutional Money Market Series, we remain committed to this heritage and to the highest ethical principles in our investment practices.

Sincerely,

Judy A. Rice, President,
Prudential Institutional Liquidity Portfolio, Inc./
Institutional Money Market Series
                                            3

                                                    SEMIANNUAL REPORT
                                                    SEPTEMBER 30, 2003
       PRUDENTIAL
       INSTITUTIONAL LIQUIDITY PORTFOLIO, INC.
-------------------------------------------------------------------------------
                                                    FINANCIAL STATEMENTS

      Prudential Institutional Liquidity Portfolio, Inc.
                                            Institutional Money Market Series
             Portfolio of Investments as of September 30, 2003 (Unaudited)

Principal
Amount
(000)           Description                                       Value (Note 1)
--------------------------------------------------------------------------------------
Certificates of Deposit - Canadian  5.6%
                Canadian Imperial Bank of Commerce
$     42,000    1.075%, 12/15/03                                  $   42,000,000
                Toronto Dominion Bank
      50,000    1.15%, 12/30/03                                       50,006,150
      25,000    1.38%, 8/27/04                                        24,995,406
                                                                  --------------
                                                                     117,001,556
-------------------------------------------------------------------------------------
Certificates of Deposit - Eurodollar  1.2%
                HBOS Treasury Services PLC
      24,000    1.07%, 11/12/03                                       23,999,116
-------------------------------------------------------------------------------------
Certificates of Deposit - Yankee  20.4%
                Banco Bilbao Vizcaya Argentaria
      20,000    1.20%, 8/27/04                                        20,000,000
                Bayerische Landesbank
      32,000    1.28%, 12/1/03                                        32,000,000
                BNP Paribas
      50,000    1.60%, 11/21/03                                       50,000,000
      20,000    1.33%, 4/13/04                                        20,000,000
      20,000    1.15%, 7/22/04                                        19,998,380
                Credit Agricole Indosuez
      20,000    1.23%, 8/4/04                                         19,998,310
      30,000    1.38%, 8/5/04                                         30,007,608
                Danske Bank
     100,000    1.32%, 10/23/03                                      100,000,000
                Dexia Bank
      88,000    1.08%, 10/27/03                                       88,000,000
                Landesbank Hessen - Thuringren
      22,000    1.10%, 12/8/03                                        22,000,000
                Royal Bank of Scotland PLC
      20,000    1.35%, 4/19/04                                        20,000,000
                                                                  --------------
                                                                     422,004,298
-------------------------------------------------------------------------------------
Commercial Paper  22.0%
                Alliance & Leicester PLC
      35,000    1.10%, 10/31/03                                       34,967,917

    See Notes to Financial Statements                                      5

      Prudential Institutional Liquidity Portfolio, Inc.
                                            Institutional Money Market Series
             Portfolio of Investments as of September 30, 2003 (Unaudited)
Cont'd.

Principal
Amount
(000)           Description                                       Value (Note 1)
--------------------------------------------------------------------------------------
                CXC LLC
$     22,200    1.10%, 12/5/03                                    $   22,155,908
                Danske Corp.
      11,800    1.08%, 11/12/03                                       11,785,132
                Den Norske Bank
      18,000    1.105%, 12/29/03                                      17,950,828
                Hamburgische Landesbank
      25,000    1.28%, 10/8/03                                        24,993,778
      35,000    1.32%, 10/17/03                                       34,979,466
                New Center Asset Trust
      38,097    1.09%, 12/9/03                                        38,017,409
                Nordea North America, Inc.
      26,000    1.07%, 10/27/03                                       25,979,908
      53,000    1.09%, 11/3/03                                        52,947,044
                Santander Central Hispano Finance, Inc.
      38,000    1.12%, 3/15/04                                        37,803,751
                Societe Generale
      40,000    1.09%, 11/6/03                                        39,956,400
                Sony Global Treasury Services
      25,000    1.085%, 12/17/03                                      24,941,983
                Stadshypotek Delaware, Inc.
      30,000    1.08%, 11/17/03                                       29,957,700
                SwedBank, Inc.
      40,000    1.08%, 10/10/03                                       39,989,200
                Tulip Funding Corp.
      19,000    1.09%, 10/29/03                                       18,983,892
                                                                  --------------
                                                                     455,410,316
-------------------------------------------------------------------------------------
Other Corporate Obligations  28.9%
                American Express Centurion Bank
      25,000    1.09%, 10/29/03(b)                                    24,998,559
                American Express Credit Corp., MTN
      23,000    1.15%, 10/6/03(b)                                     23,000,000
                Cargill, Inc.
      47,872    1.08%, 10/14/03                                       47,872,000

    6                                      See Notes to Financial Statements

      Prudential Institutional Liquidity Portfolio, Inc.
                                            Institutional Money Market Series
             Portfolio of Investments as of September 30, 2003 (Unaudited)
Cont'd.

Principal
Amount
(000)           Description                                       Value (Note 1)
--------------------------------------------------------------------------------------
                GE Capital Assurance Co.
$     26,000    1.20%, 10/22/03(b)(c)
                 (cost $26,000,000, date purchased 7/22/03)       $   26,000,000
                GE Capital Corp., MTN
      70,000    1.15%, 10/9/03(b)                                     70,000,000
                Goldman Sachs Group, Inc., MTN
      78,000    1.29%, 12/15/03(b)                                    78,000,000
                JP Morgan Chase & Co., MTN
      15,000    1.23%, 11/24/03(b)                                    15,001,736
                Merrill Lynch & Co., Inc., MTN
     101,000    1.265%, 10/13/03(b)                                  101,000,000
                MetLife Insurance Co.
      12,000    1.22%, 10/24/03(b)(c)
                 (cost $12,000,000, date purchased 10/24/02)          12,000,000
      10,000    1.21875%, 11/7/03(b)(c)
                 (cost $10,000,000, date purchased 2/07/03)           10,000,000
      23,000    1.22%, 10/3/03(b)(c)
                 (cost $23,000,000, date purchased 10/03/02)          23,000,000
                Morgan Stanley, MTN
      46,000    1.22%, 10/15/03(b)                                    46,000,000
                Nyala Funding LLC
       8,000    1.12%, 11/18/03                                        7,988,053
                Pacific Life Insurance Co.
      11,000    1.26%, 12/15/03(b)(c)
                 (cost $11,000,000, date purchased 7/8/03)            11,000,000
                Park Granada LLC
      10,000    1.10%, 11/3/03                                         9,989,916
      24,746    1.10%, 11/17/03                                       24,710,462
      30,000    1.11%, 11/21/03                                       29,952,825
       3,000    1.10%, 12/17/03                                        2,992,942
                Travelers Insurance Co.
      25,000    1.23%, 11/25/03(b)(c)
                 (cost $25,000,000, date purchased 2/25/03)           25,000,000
                United of Omaha Life Insurance Co.
      10,000    1.31563%, 12/5/03(b)(c)
                 (cost $10,000,000, date purchased 12/05/02)          10,000,000
                                                                  --------------
                                                                     598,506,493

    See Notes to Financial Statements                                      7

      Prudential Institutional Liquidity Portfolio, Inc.
                                            Institutional Money Market Series
             Portfolio of Investments as of September 30, 2003 (Unaudited)
Cont'd.

Principal
Amount
(000)           Description                                       Value (Note 1)
--------------------------------------------------------------------------------------
U.S. Government Agency  11.0%
                Federal Home Loan Bank
$     20,000    1.25%, 7/2/04                                     $   20,000,000
                Federal Home Loan Mortgage Corp.
      23,232    1.03%, 12/5/03                                        23,188,795
      25,000    1.04%, 12/24/03                                       24,939,333
      10,000    1.295%, 4/22/04                                        9,926,617
      35,000    1.43%, 9/3/04                                         35,000,000
      25,000    1.40%, 9/10/04                                        25,000,000
                Federal National Mortgage Association
      15,000    5.625%, 5/14/04                                       15,390,665
       9,000    6.50%, 8/15/04                                         9,411,904
      20,000    1.47%, 9/22/04                                        20,000,000
      25,000    1.50%, 9/24/04                                        24,997,687
      20,000    1.35%, 10/22/04                                       20,000,000
                                                                  --------------
                                                                     227,855,001
Shares
--------------------------------------------------------------------------------
Mutual Fund  10.8%
 224,000,273    Dryden Core Investment Fund - Taxable Money
                 Market Series (Note 3)                              224,000,273
                                                                  --------------
                Total Investments  99.9%
                 (amortized cost $2,068,777,053(a))                2,068,777,053
                Other assets in excess of liabilities  0.1%            3,024,057
                                                                  --------------
                Net Assets  100%                                  $2,071,801,110
                                                                  --------------
                                                                  --------------

------------------------------
(a) Federal income tax basis is the same as for financial reporting purposes.
(b) Variable rate instrument. The maturity date presented for these instruments is the next date on which the rate of interest is adjusted.
(c) Private placement, restricted as to resale and does not have a readily available market. The aggregate cost of such securities is $117,000,000. The aggregate value of $117,000,000 is 5.6% of net assets.
MTN--Medium Term Note.

    8                                      See Notes to Financial Statements

      Prudential Institutional Liquidity Portfolio, Inc.
                                            Institutional Money Market Series
             Portfolio of Investments as of September 30, 2003 (Unaudited)
Cont'd.

The industry classification of portfolio holdings and other assets in excess of liabilities shown as a percentage of net assets as of September 30, 2003 was as follows:

Commercial Banks....................................................   48.6%
Federal Credit Agencies.............................................   11.0
Securities Brokers & Dealers........................................   10.9
Mutual Fund.........................................................   10.8
Life Insurance......................................................    5.6
Short-Term Business Credit..........................................    3.4
Asset Backed Securities.............................................    3.2
Grain Mills Products................................................    2.3
Phone Records, Tape, Disk...........................................    1.2
Financial Services..................................................    1.1
Railroads...........................................................    1.1
Bank Holding Companies - Domestic...................................    0.7
                                                                      -----
                                                                       99.9
Other assets in excess of liabilities...............................    0.1
                                                                      -----
                                                                      100.0%
                                                                      -----
                                                                      -----

    See Notes to Financial Statements                                      9

      Prudential Institutional Liquidity Portfolio, Inc.
                                            Institutional Money Market Series
             Statement of Assets and Liabilities (Unaudited)

                                                               September 30, 2003
----------------------------------------------------------------------------------------
ASSETS
Investments, at amortized cost which approximates market
value                                                            $ 2,068,777,053
Cash                                                                       2,170
Dividends and interest receivable                                      3,837,997
Prepaid expenses                                                          27,554
                                                               -------------------
      Total assets                                                 2,072,644,774
                                                               -------------------
LIABILITIES
Dividends payable                                                        387,741
Management fee payable                                                   217,537
Accrued expenses                                                         201,425
Deferred directors' fees                                                  20,992
Distribution fee payable                                                  15,969
                                                               -------------------
      Total liabilities                                                  843,664
                                                               -------------------
NET ASSETS                                                       $ 2,071,801,110
                                                               -------------------
                                                               -------------------
Net assets were comprised of:
   Common stock, at par                                          $     2,071,801
   Paid-in capital in excess of par                                2,069,729,309
                                                               -------------------
Net assets, September 30, 2003                                   $ 2,071,801,110
                                                               -------------------
                                                               -------------------
Class A:
   Net asset value, offering and redemption price per
      share ($366,923,587 / 366,923,587 shares of $.001
      par value common stock issued and outstanding)                       $1.00
                                                               -------------------
                                                               -------------------
Class I:
   Net asset value, offering and redemption price per
      share ($1,704,877,523 / 1,704,877,523 shares of
      $.001 par value common stock issued and outstanding)                 $1.00
                                                               -------------------
                                                               -------------------

    10                                     See Notes to Financial Statements

      Prudential Institutional Liquidity Portfolio, Inc.
                                            Institutional Money Market Series
             Statement of Operations (Unaudited)

                                                                   Six Months
                                                                      Ended
                                                               September 30, 2003
----------------------------------------------------------------------------------------
NET INVESTMENT INCOME
Income
   Interest                                                        $11,618,215
   Dividends                                                         1,687,978
                                                               -------------------
                                                                    13,306,193
                                                               -------------------
Expenses
   Management fee                                                    2,119,065
   Distribution fee--Class A                                           253,127
   Transfer agent's fees and expenses                                  123,000
   Custodian's fees and expenses                                       101,000
   Registration fees                                                    43,000
   Insurance expenses                                                   28,000
   Reports to shareholders                                              27,000
   Legal fees and expenses                                              13,000
   Audit fee                                                            12,000
   Directors' fees                                                      12,000
   Miscellaneous                                                         8,044
                                                               -------------------
      Total expenses                                                 2,739,236
   Less: Expense subsidy (Note 4)                                     (367,044)
       Management fee waiver (Note 2)                                 (529,766)
       Distribution fee waiver (Note 2)                               (147,658)
                                                               -------------------
   Net expenses                                                      1,694,768
                                                               -------------------
Net investment income                                               11,611,425
                                                               -------------------
REALIZED GAIN ON INVESTMENTS
Net realized gain on investment transactions                             2,902
                                                               -------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS               $11,614,327
                                                               -------------------
                                                               -------------------

    See Notes to Financial Statements                                     11

      Prudential Institutional Liquidity Portfolio, Inc.
                                            Institutional Money Market Series
             Statement of Changes in Net Assets (Unaudited)

                                                 Six Months              Year
                                                   Ended                Ended
                                             September 30, 2003     March 31, 2003
-----------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
Operations
   Net investment income                      $     11,611,425     $     56,631,927
   Net realized gain on investment
      transactions                                       2,902               84,021
                                             ------------------    ----------------
   Net increase in net assets resulting
      from operations                               11,614,327           56,715,948
                                             ------------------    ----------------
Dividends and distributions (Note 1)
   Class A                                          (2,235,642)          (6,374,377)
   Class I                                          (9,378,685)         (50,341,571)
                                             ------------------    ----------------
                                                   (11,614,327)         (56,715,948)
                                             ------------------    ----------------
Fund share transactions (net of
   conversions)
   (Note 5)
   Net proceeds from shares sold                 7,012,782,837       19,835,004,263
   Net asset value of shares issued in
      reinvestment of dividends and
      distributions                                  9,680,605           38,853,711
   Cost of shares reacquired                    (7,104,349,820)     (21,857,842,335)
                                             ------------------    ----------------
   Net decrease in net assets from Fund
      share transactions                           (81,886,378)      (1,983,984,361)
                                             ------------------    ----------------
Total decrease                                     (81,886,378)      (1,983,984,361)
NET ASSETS
Beginning of period                              2,153,687,488        4,137,671,849
                                             ------------------    ----------------
End of period                                 $  2,071,801,110     $  2,153,687,488
                                             ------------------    ----------------
                                             ------------------    ----------------

    12                                     See Notes to Financial Statements

      Prudential Institutional Liquidity Portfolio, Inc.
                                            Institutional Money Market Series
             Notes to Financial Statements (Unaudited)

      Prudential Institutional Liquidity Portfolio, Inc. (the 'Fund') is registered under the Investment Company Act of 1940 as an open-end, management investment company. The Fund consists of two series--the Institutional Money Market Series (the 'Series') and the Liquid Assets Series. The Liquid Assets Series has not yet commenced operations. The investment objective of the Series is high current income consistent with the preservation of principal and liquidity. The Series invests primarily in money market instruments maturing in 13 months or less whose ratings are within the 2 highest ratings categories by a nationally recognized statistical rating organization or, if not rated, are of comparable quality. The ability of the issuers of the securities held by the Series to meet their obligations may be affected by economic developments in a specific industry or region.

Note 1. Accounting Policies
The following is a summary of significant accounting policies followed by the Fund, and the Series, in the preparation of its financial statements.

      Securities Valuation: Portfolio securities of the Series are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of any discount or premium. If the amortized cost method is determined not to represent fair value, the fair value shall be determined by or under the direction of the Board of Directors. Investments in mutual funds are valued at their net asset value as of the close of the New York Stock Exchange on the date of valuation.

      The Series held illiquid securities, including those which are restricted as to disposition under securities law ('restricted securities'). The restricted securities held by the Series at September 30, 2003 include registration rights under which the Series may demand registration by the issuer. Restricted securities, sometimes referred to as private placements, are valued pursuant to the valuation procedures noted above.

      Securities Transactions and Net Investment Income:    Securities
transactions are recorded on the trade date. Realized gains (losses) on sales of securities are calculated on the identified cost basis. Interest income including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on the accrual basis, which may require the use of certain estimates by management.

      Net investment income (loss) (other than distribution fees, which are charged directly to the respective class) and realized gains (losses) are allocated daily to each
                                                                          13

      Prudential Institutional Liquidity Portfolio, Inc.
                                            Institutional Money Market Series
             Notes to Financial Statements (Unaudited) Cont'd.

class of shares based upon the relative proportion of net assets of each class at the beginning of the day.

      Federal Income Taxes:    For federal income tax purposes, each series in
the Fund is treated as a separate taxpaying entity. It is the Series' policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required.

      Dividends and Distributions:    The Series declares daily dividends from
net investment income and net realized short-term capital gains. Payment of dividends is made monthly. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles.

Note 2. Agreements
The Fund has a management agreement with Prudential Investments LLC ('PI'). Pursuant to this agreement, PI has responsibility for all investment advisory services and supervises the subadvisor's performance of such services. PI has entered into a subadvisory agreement with Prudential Investment Management, Inc. ('PIM'). The subadvisory agreement provides that PIM will furnish investment advisory services in connection with the management of the Series. In connection therewith, PIM is obligated to keep certain books and records of the Series. PI pays for the services of PIM, the cost of compensation of officers of the Series, occupancy and certain clerical and bookkeeping costs of the Series. The Series bears all other costs and expenses.

      The management fee paid to PI is computed daily and payable monthly, at an annual rate of .20 of 1% of the average daily net assets of the Series. PI has agreed to waive a portion (.05 of 1% of the Series' average daily net assets) of its management fee, which amounted to $529,766 ($.0003 per share) for the six months ended September 30, 2003. The Series is not required to reimburse PI for such waiver.

      The Series has a distribution agreement with Prudential Investment Management Services LLC ('PIMS'), which acts as the distributor of the Series' Class A and Class I shares. The Series compensates PIMS for distributing and servicing the Series' Class A shares, pursuant to the plan of distribution at an annual rate of .12 of 1% of the Series' average daily net assets of the Class A shares. PIMS has agreed to waive a portion (.07 of 1% of the Series' average daily net assets of the Class A shares) of the distribution fee, which amounted to $147,658 ($.0004 per Class A share) for the six months ended September 30, 2003. The Series is not required to reimburse PIMS for such waiver. The Class A distribution fee is accrued daily and payable monthly. No

      Prudential Institutional Liquidity Portfolio, Inc.
                                            Institutional Money Market Series
             Notes to Financial Statements (Unaudited) Cont'd.

distribution or service fees are paid to PIMS as distributor of the Class I shares of the Series.

      PI, PIM and PIMS are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. ('Prudential').

Note 3. Other Transactions with Affiliates
Prudential Mutual Fund Services LLC ('PMFS'), an affiliate of PI and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund's transfer agent. During the six months ended September 30, 2003, the Series incurred fees of $120,000 for the services of PMFS. As of September 30, 2003, $20,000 of such fees were due to PMFS. Transfer agent's fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to nonaffiliates, where applicable.

      The Series invests in the Taxable Money Market Series (the 'Portfolio'), a portfolio of the Dryden Core Investment Fund, pursuant to an exemptive order received from the Securities and Exchange Commission. The Portfolio is a money market mutual fund registered under the Investment Company Act of 1940, as amended, and managed by PI. During the six months ended September 30, 2003, the Series earned income of $1,687,978 from the Portfolio.

Note 4. Expense Subsidy
PI has contractually agreed to subsidize operating expenses so that total Series operating expenses do not exceed .20% and .15% of the average daily net assets of the Class A and Class I shares, respectively. For the six months ended September 30, 2003, such reimbursement amounted to $367,044 ($.0002 per share for Class A and I shares; 0.02% of the Series' average daily net assets).

Note 5. Capital
The Series offers Class A and Class I shares. Class A shareholders of the Series who satisfy the minimum purchase requirements to purchase Class I shares will have their Class A shares exchanged for Class I shares on a quarterly basis.

      There are 10 billion authorized shares of common stock, $.001 par value per share, divided into 5 billion authorized Class A shares and 5 billion authorized Class I shares.

      As of September 30, 2003 Prudential owned 15,833,084 Class A shares and 329,247,614 Class I shares.
                                                                          15

      Prudential Institutional Liquidity Portfolio, Inc.
                                            Institutional Money Market Series
             Notes to Financial Statements (Unaudited) Cont'd.

      Transactions in shares of common stock (at $1 per share) were as follows:

                                                                         Shares and
Class A                                                                Dollar Amount
-------------------------------------------------------------------   ----------------
Six months ended September 30, 2003:
Shares sold                                                                491,819,451
Shares issued in reinvestment of dividends and distributions                 2,171,575
Shares reacquired                                                         (479,857,815)
                                                                      ----------------
Net increase (decrease) in shares outstanding before conversion             14,133,211
Shares reacquired upon conversion into Class I                             (86,992,408)
                                                                      ----------------
Net increase (decrease) in shares outstanding                              (72,859,197)
                                                                      ----------------
                                                                      ----------------
Year ended March 31, 2003:
Shares sold                                                                735,565,310
Shares issued in reinvestment of dividends and distributions                 6,255,879
Shares reacquired                                                         (678,945,845)
                                                                      ----------------
Net increase (decrease) in shares outstanding before conversion             62,875,344
Shares reacquired upon conversion into Class I                             (56,094,014)
                                                                      ----------------
Net increase (decrease) in shares outstanding                                6,781,330
                                                                      ----------------
                                                                      ----------------
Class I
-------------------------------------------------------------------
Six months ended September 30, 2003:
Shares sold                                                              6,520,963,386
Shares issued in reinvestment of dividends and distributions                 7,509,030
Shares reacquired                                                       (6,624,492,005)
                                                                      ----------------
Net increase (decrease) in shares outstanding before conversion            (96,019,589)
Shares issued upon conversion from Class A                                  86,992,408
                                                                      ----------------
Net increase (decrease) in shares outstanding                               (9,027,181)
                                                                      ----------------
                                                                      ----------------
Year ended March 31, 2003:
Shares sold                                                             19,099,438,953
Shares issued in reinvestment of dividends and distributions                32,597,832
Shares reacquired                                                      (21,178,896,490)
                                                                      ----------------
Net increase (decrease) in shares outstanding before conversion         (2,046,859,705)
Shares issued upon conversion from Class A                                  56,094,014
                                                                      ----------------
Net increase (decrease) in shares outstanding                           (1,990,765,691)
                                                                      ----------------
                                                                      ----------------

    16

                                                   SEMIANNUAL REPORT
                                                   SEPTEMBER 30, 2003
       PRUDENTIAL
       INSTITUTIONAL LIQUIDITY PORTFOLIO, INC.
----------------------------------------------------------------------------
                                                   FINANCIAL HIGHLIGHTS

      Prudential Institutional Liquidity Portfolio, Inc.
                                            Institutional Money Market Series
             Financial Highlights (Unaudited)

                                                                        Class A
                                                               -------------------------
                                                                   Six Months Ended
                                                                  September 30, 2003
----------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period                                $    1.00
                                                                   ----------
Net investment income and net realized gains(b)                          .005
Dividends and distributions to shareholders                             (.005)
                                                                   ----------
Net asset value, end of period                                      $    1.00
                                                                   ----------
                                                                   ----------
TOTAL RETURN(a):                                                          .54%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)                                     $ 366,924
Average net assets (000)                                            $ 421,878
Ratios to average net assets:
   Expenses, including distribution fee(b)                                .20%(d)
   Expenses, excluding distribution fee(c)                                .15%(d)
   Net investment income(b)                                              1.06%(d)

------------------------------
(a) Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for less than a full year are not annualized.
(b) Net of management and distribution fee waiver/expense subsidy (Notes 2 and 4).
(c) Net of management fee waiver/expense subsidy (Notes 2 and 4).
(d) Annualized.

    18                                     See Notes to Financial Statements

      Prudential Institutional Liquidity Portfolio, Inc.
                                            Institutional Money Market Series
             Financial Highlights (Unaudited) Cont'd.

                             Class A
------------------------------------------------------------------
                       Year Ended March 31,
------------------------------------------------------------------
  2003         2002         2001         2000         1999
------------------------------------------------------------------
$   1.00     $   1.00     $   1.00     $   1.00     $   1.00
--------     --------     --------     --------     --------
    .016         .031         .062         .053         .053
   (.016)       (.031)       (.062)       (.053)       (.053)
--------     --------     --------     --------     --------
$   1.00     $   1.00     $   1.00     $   1.00     $   1.00
--------     --------     --------     --------     --------
--------     --------     --------     --------     --------
    1.61%        3.34%        6.43%        5.38%        5.39%
$439,783     $433,001     $468,287     $371,866     $361,167
$402,953     $468,805     $417,250     $366,127     $247,471
     .20%         .20%         .20%         .20%         .20%
     .15%         .15%         .15%         .15%         .15%
    1.58%        3.23%        6.23%        5.27%        5.20%

    See Notes to Financial Statements                                     19

      Prudential Institutional Liquidity Portfolio, Inc.
                                            Institutional Money Market Series
             Financial Highlights (Unaudited) Cont'd.

                                                                        Class I
                                                               -------------------------
                                                                   Six Months Ended
                                                                  September 30, 2003
----------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period                               $      1.00
                                                               -------------------
Net investment income and net realized gains(b)                           .006
Dividends and distributions to shareholders                              (.006)
                                                               -------------------
Net asset value, end of period                                     $      1.00
                                                               -------------------
                                                               -------------------
TOTAL RETURN(a):                                                           .56%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)                                    $ 1,704,878
Average net assets (000)                                           $ 1,697,186
Ratios to average net assets:
   Expenses, including distribution fee(b)                                 .15%(c)
   Expenses, excluding distribution fee(b)                                 .15%(c)
   Net investment income(b)                                               1.10%(c)

------------------------------
(a) Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for less than a full year are not annualized.
(b) Net of management fee waiver/expense subsidy (Notes 2 and 4).
(c) Annualized.

    20                                     See Notes to Financial Statements

      Prudential Institutional Liquidity Portfolio, Inc.
                                            Institutional Money Market Series
             Financial Highlights (Unaudited) Cont'd.

                                  Class I
----------------------------------------------------------------------------
                            Year Ended March 31,
----------------------------------------------------------------------------
   2003           2002           2001           2000           1999
----------------------------------------------------------------------------
$     1.00     $     1.00     $     1.00     $     1.00     $     1.00
----------     ----------     ----------     ----------     ----------
      .016           .032           .062           .053           .053
     (.016)         (.032)         (.062)         (.053)         (.053)
----------     ----------     ----------     ----------     ----------
$     1.00     $     1.00     $     1.00     $     1.00     $     1.00
----------     ----------     ----------     ----------     ----------
----------     ----------     ----------     ----------     ----------
      1.66%          3.39%          6.48%          5.43%          5.45%
$1,713,905     $3,704,670     $2,092,210     $1,601,631     $1,750,229
$2,982,413     $3,729,340     $2,130,657     $1,643,961     $1,470,082
       .15%           .15%           .15%           .15%           .15%
       .15%           .15%           .15%           .15%           .15%
      1.69%          3.05%          6.28%          5.30%          5.26%

    See Notes to Financial Statements                                     21
                         www.prudential.com  (800) 521-7466

FOR MORE INFORMATION

Prudential Institutional Liquidity
   Portfolio, Inc.
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102
(800) 521-7466

Directors
David E.A. Carson
Robert F. Gunia
Robert E. La Blanc
Douglas H. McCorkindale
Stephen P. Munn
Richard A. Redeker
Judy A. Rice
Robin B. Smith
Stephen D. Stoneburn
Clay T. Whitehead

Officers
Judy A. Rice, President
Robert F. Gunia, Vice President
Grace C. Torres, Treasurer and Principal
   Financial and Accounting Officer
Marguerite E.H. Morrison, Chief Legal Officer
   and Assistant Secretary
Jonathan D. Shain, Secretary
Maryanne Ryan, Anti-Money Laundering
   Compliance Officer

Manager
Prudential Investments LLC
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102

Investment Adviser
Prudential Investment Management, Inc.
Gateway Center Two
100 Mulberry Street
Newark, NJ 07102

Distributor
Prudential Investment Management Services LLC
Gateway Center Three, 14th Floor
100 Mulberry Street
Newark, NJ 07102

Custodian
State Street Bank and Trust Company
One Heritage Drive
North Quincy, MA 02171

Transfer Agent
Prudential Mutual Fund Services LLC
PO Box 8098
Philadelphia, PA 19101

Independent Accountants
KPMG LLP
757 Third Avenue
New York, NY 10017

Legal Counsel
Sullivan & Cromwell LLP
125 Broad Street
New York, NY 10004

Fund Symbols        Nasdaq         CUSIP
Class A             PIMXX        744350109
Class I             PLPXX        744350604

The views expressed in this report and
information about the Series' portfolio
holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of September 30, 2003, were not audited, and accordingly, no opinion is expressed on them.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY
    FEDERAL GOVERNMENT AGENCY

        MAY LOSE VALUE

ARE NOT A DEPOSIT OF OR GUARANTEED BY
  ANY BANK OR ANY BANK AFFILIATE

(LOGO)


Fund Symbols        Nasdaq         CUSIP
Class A             PIMXX        744350109
Class I             PLPXX        744350604

MF137E2  IFS-A085722

Item 2 -- Code of Ethics--Not required as this is not an annual filing.

Item 3 -- Audit Committee Financial Expert --

The registrant's Board has determined that Mr. Stephen Munn, member of the Board's Audit Committee is an "audit committee financial expert," and that he is "independent," for purposes of this Item.

Item 4 -- Principal Accountant Fees and Services--Not required in this filing

Item 5 -- Reserved

Item 6 -- Reserved

Item 7 -- Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies -- Not required in this filing

Item 8 -- Reserved

Item 9 -- Controls and Procedures

     (a) It is the conclusion of the registrant's principal executive officer and principal financial officer that the effectiveness of the registrant's current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission's rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant's principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

     (b) There have been no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 10 -- Exhibits

     (a) Code of Ethics -- Not applicable with semi-annual filing

     (b) Certifications pursuant to Sections 302 and 906 of the Sarbanes-Oxley Act -- Attached hereto

                                  SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Prudential Institutional Liquidity Portfolio, Inc.

By (Signature and Title)*    /s/Jonathan D. Shain
                             --------------------
                             Jonathan D. Shain
                             Secretary

Date    November 24, 2003

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*    /s/Judy A. Rice
                             --------------------
                             Judy A. Rice
                             President and Principal Executive Officer

Date    November 24, 2003


By (Signature and Title)*    /s/Grace C. Torres
                             ------------------
                             Grace C. Torres
                             Treasurer and Principal Financial Officer

Date    November 24, 2003


* Print the name and title of each signing officer under his or her signature.